Consolidation principles and methods (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) uSDollarPerEuro	Dec. 31, 2024 EUR (€) uSDollarPerEuro subsidiary	Dec. 31, 2023 EUR (€) uSDollarPerEuro	Dec. 31, 2025 USD ($) uSDollarPerEuro parent
Disclosure of changes in accounting estimates [line items]
Closing foreign exchange rate | uSDollarPerEuro		1.0389	1.1050	1.1750
Average foreign exchange rate | uSDollarPerEuro	1.1293	1.0821	1.0816
Number of parent entities | parent				1
Number of subsidiaries | subsidiary		2
Clinical trial accruals | $				$ 1,100
Research and development expense | €	€ 23,115	€ 40,541	€ 38,396
1100 Study
Disclosure of changes in accounting estimates [line items]
Research and development expense | €	€ 3,300